NET LOSS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
NET LOSS PER SHARE [Abstract]
Net loss attributable to holders of ordinary shares	$ (10,626)		$ (32,728)		$ (9,596)
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - basic	120,386,635		124,269,245		129,537,955
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - diluted	120,386,635	[1]	124,269,245	[1]	129,537,955	[1]
Net loss per ordinary share-basic	$ (0.09)		$ (0.26)		$ (0.07)
Net loss per ordinary share-diluted	$ (0.09)		$ (0.26)		$ (0.07)
Weighted average number of anti-dilutive shares outstanding	15,694,086		15,747,929		15,269,198

[1]	The Group had securities outstanding which could potentially dilute basic net loss per share, but which were excluded from the computation of diluted net loss per share for the years ended December 31, 2011, 2012 and 2013, as their effects would have been anti-dilutive. For the year 2011, 2012 and 2013, such outstanding securities consisted of weighted average share options of 15,269,198, 15,747,929 and 15,694,086, respectively.